Commitments - Capital commitments (Details) - Capital commitments - CNY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Capital commitments
No later than 1 year	¥ 11,884	¥ 16,826
Later than 1 year and no later than 5 years	6,486	5,092
More than 5 years	2	6
Total	¥ 18,372	¥ 21,924